UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05128

THE SWISS HELVETIA FUND, INC.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Address of principle executive offices)

Alexandre de Takacsy, President

Banque Hottinger & Cie SA

Schutzengasse 30

CH-8001 Zurich

Switzerland

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-SWISS-00

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — 93.60%

Banks — 9.21%

685,500	Credit Suisse Group AG1 Registered Shares	$18,032,425	4.14%
	A global diversified financial service company with significant activity in private banking, investment banking and asset management. (Cost $16,508,246)

1,322,750	UBS AG1 Registered Shares	20,324,212	4.66%
	A global diversified financial service company with significant activity in private banking, investment banking, and asset management. (Cost $17,930,434)

56,289	Vontobel Holding AG Registered Shares	1,795,161	0.41%
	Offers wealth management services for private and institutional clients, and investment banking services. (Cost $1,749,877)

		40,151,798	9.21%

Biotechnology — 7.23%

226,225	Actelion, Ltd. Registered Shares	12,315,221	2.82%
	Focuses on the discovery, development and commercialization of treatments to serve critical, unmet medical needs. (Cost $11,269,818)

No. of Shares	Security	Fair Value	Percent of Net Assets

Biotechnology — (continued)

262,474	Addex Pharmaceuticals, Ltd.[2] Registered Shares	$2,175,850	0.50%
	Discovers and develops allosteric modulators for human health. Focus is on diseases of the central nervous system. (Cost $11,888,984)

3,829,302	Biotie Therapies Oyj[2] Bearer Shares	1,770,184	0.41%
	Develops drugs that treat dependence disorders, inflammatory diseases, and thrombosis. (Cost $2,118,548)

201,000	Lonza Group AG Registered Shares	13,075,242	3.00%
	Produces organic fine chemicals, biocides, active ingredients, and biotechnology products. Operates production sites in Europe, the United States, and China. (Cost $13,091,905)

3,029	NovImmune SA2,3 Common Shares	2,168,712	0.50%
	Discovers and develops therapeutic monoclonal antibodies (mAbs) to treat patients suffering from immune-related disorders. (Cost $1,551,109)

		31,505,209	7.23%

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Chemicals — 4.93%

51,355	Syngenta AG1 Registered Shares	$21,475,875	4.93%
	Produces herbicides, insecticides and fungicides, and seeds for field crops, vegetables, and flowers. (Cost $17,233,795)

		21,475,875	4.93%

Construction & Materials — 1.68%

865	Belimo Holding AG Registered Shares	2,000,475	0.46%
	World market leader in damper and volume control actuators for ventilation and air-conditioning equipment. (Cost $577,319)

66,750	Holcim, Ltd. Registered Shares	5,332,528	1.22%
	One of the largest cement producers worldwide. (Cost $4,273,331)

		7,333,003	1.68%

Energy — 5.27%

162,850	Transocean, Ltd.[2] Registered Shares	8,466,240	1.94%
	Owns or operates mobile offshore drilling units, inland drilling barges and other assets utilized in the support of offshore drilling activities worldwide. (Cost $8,261,103)

No. of Shares	Security	Fair Value	Percent of Net Assets

Energy — (continued)

1,205,000	Weatherford International, Ltd.[1,2] Registered Shares	$14,506,573	3.33%
Provides equipment and services used for the drilling, completion, and production of oil and natural gas wells. Offers drilling and intervention services, completion systems, artificial lift systems, and compression services.
	(Cost $14,449,242)

		22,972,813	5.27%

Financial Services — 0.37%

11,200	Allreal Holding AG Registered Shares	1,632,188	0.37%
	Develops and manages real estate. Operates as a general contractor offering planning, architectural, and construction management services. (Cost $1,595,545)

		1,632,188	0.37%

Food & Beverages — 13.03%

7,800	Emmi AG Registered Shares	2,207,508	0.51%
	Is a Swiss producer of dairy products and a variety of fruit juices. (Cost $2,176,823)

135	Lindt & Sprungli AG Registered Shares	6,107,397	1.40%
	Major manufacturer of premium Swiss chocolates. (Cost $471,624)

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Food & Beverages — (continued)

669,000	Nestle SA1 Registered Shares	$48,499,763	11.12%
	Largest food and beverage processing company in the world. (Cost $13,040,758)

		56,814,668	13.03%

Industrial Goods & Services — 13.73%

639,700	ABB, Ltd.[1] Registered Shares	14,463,254	3.31%
	One of the largest electrical engineering firms in the world. Active in industrial automation and in power transmission and distribution. (Cost $13,633,538)

8,160	Bucher Industries AG Registered Shares	1,893,185	0.43%
	Manufactures food processing machinery, vehicles, and hydraulic components. Produces fruit and vegetable juice processing machinery, farming machinery and outdoor equipment. (Cost $1,616,237)

25,630	Burckhardt Compression Holding AG Registered Shares	9,615,141	2.21%
	Produces compressors for oil refining and the chemical and petrochemical industries, industrial gases, and gas transport and storage. (Cost $7,355,838)

No. of Shares	Security	Fair Value	Percent of Net Assets

Industrial Goods & Services — (continued)

312,000	Meyer Burger Technology AG2 Registered Shares	$2,454,617	0.56%
	Supplies systems and produces equipment to the photovoltaic, semiconductor and optoelectronic industries. Produces equipment to build integrated solar systems. (Cost $2,892,354)

1,009,500	OC Oerlikon Corp. AG Registered Shares	11,993,109	2.75%
	Produces industrial equipment to place coatings, extract processing gases, manufacture textiles, and transmit power using mechatronic driveline components. (Cost $11,755,332)

37,263	Schindler Holding AG Registered Shares	5,473,661	1.26%
	Manufactures, installs, and maintains elevators and escalators used in airports, subway stations, railroad terminals, shopping centers, cruise ships, hotels and office buildings. (Cost $5,162,813)

81,700	Sulzer AG1 Registered Shares	13,994,129	3.21%
	Manufactures and sells surface coatings, pumps and process engineering. (Cost $12,353,671)

		59,887,096	13.73%

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Insurance — 2.77%

61,300	Swiss Life Holding AG Registered Shares	$9,108,094	2.09%
	Provides life insurance and institutional investment management. (Cost $7,687,988)

10,600	Zurich Financial Services AG Registered Shares	2,957,411	0.68%
	Offers property, accident, health, automobile, liability, financial risk and life insurance and retirement products. (Cost $2,258,575)

		12,065,505	2.77%

Medical Technology — 4.24%

168,000	Kuros Biosurgery AG2,3 Common Shares	709,647	0.16%
	Develops biomaterials and bioactive biomaterial combination products for trauma, wound and spine indications. (Cost $2,516,639)

1,283,000	Nobel Biocare Holding AG Registered Shares	12,871,323	2.95%
	Develops and produces dental implants and prosthetics. Sells under the brand names Branemark System, Steri-Oss/replace, and Procera on the global market. (Cost $12,901,459)

No. of Shares	Security	Fair Value	Percent of Net Assets

Medical Technology — (continued)

3,731	Spineart SA2,3 Common Shares	$2,639,812	0.61%
Designs and markets an innovative full range of spine products, including fusion and motion preservation devices, focusing on easy to implant high-end products to simplify the surgical act.
	(Cost $2,623,329)

24,000	Tecan AG Registered Shares	2,255,663	0.52%
	Manufactures and distributes laboratory automation components and systems. The products are mainly used by research and diagnostic laboratories. (Cost $2,273,551)

		18,476,445	4.24%

Personal & Household Goods — 5.26%

176,350	Compagnie Financiere Richemont SA1 Bearer Shares	13,874,095	3.18%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments, and men’s and women’s wear. (Cost $10,134,412)

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Personal & Household Goods — (continued)

89,100	Swatch Group AG Registered Shares	$9,065,722	2.08%
	Manufactures finished watches, movements and components. Produces components necessary to its eighteen watch brand companies. Also operates retail boutiques. (Cost $8,559,519)

		22,939,817	5.26%

Pharmaceuticals — 24.55%

606,750	Novartis AG1 Registered Shares	43,218,003	9.91%
	One of the leading manufacturers of branded and generic pharmaceutical products. Manufactures nutrition products. (Cost $15,606,446)

273,700	Roche Holding AG1 Non-voting equity securities	63,876,340	14.64%
	Develops and manufactures pharmaceutical and diagnostic products. Produces prescription drugs in the area of cardiovascular, infectious, autoimmune and respiratory diseases, dermatology, oncology and other areas. (Cost $30,915,768)

		107,094,343	24.55%

No. of Shares	Security	Fair Value	Percent of Net Assets

Retailers — 0.37%

13,120	Dufry AG2 Registered Shares	$1,632,120	0.37%
	Operates duty-free shops in countries such as Italy, Mexico, France, Russia, the United Arab Emirates, Singapore, the Caribbean and the United States. (Cost $1,476,507)

		1,632,120	0.37%

Technology — 0.96%

175,244	Temenos Group AG2 Registered Shares	4,173,137	0.96%
Develops, distributes, implements, and supports its process-oriented, real-time enterprise software designed for management of administrative tasks at banks and financial services companies.
	(Cost $3,138,988)

		4,173,137	0.96%

	Total Common Stocks (Cost $293,051,425)	408,154,017	93.60%

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

No. of Shares	Security	Fair Value	Percent of Net Assets
Preferred Stocks — 1.70%

Biotechnology — 1.02%

8,400	Ixodes AG, Series B2,3,4 Preferred Shares	$2,217,646	0.51%
	Develops and produces a topical product for the treatment of borreliosis infection and the prevention of lyme disease after a tick bite. (Cost $2,252,142)

3,162	NovImmune SA, Series B2,3 Preferred Shares	2,263,937	0.51%
	Discovers and develops therapeutic monoclonal antibodies (mAbs) to treat patients suffering from immune-related disorders. (Cost $2,062,307)

		4,481,583	1.02%

Industrial Goods & Services — 0.24%

250,447	SelFrag AG, Class A, Series C2,3 Preferred Shares	907,158	0.21%
	Designs, manufactures and sells industrial machines and processes using the selective fragmentation technology. (Cost $1,496,205)

33,197	SelFrag AG, Class A, Series D2,3 Preferred Shares	120,245	0.03%
	Designs, manufactures and sells industrial machines and processes using the selective fragmentation technology. (Cost $82,670)

		1,027,403	0.24%

No. of Shares	Security	Fair Value	Percent of Net Assets

Medical Technology — 0.44%

83,611	EyeSense AG, Series C2,3,4 Preferred Shares	$1,907,721	0.44%
	A spin-out from Ciba Vision AG. Develops novel ophthalmic self-diagnostic systems for glucose monitoring of diabetes patients. (Cost $3,007,048)

		1,907,721	0.44%

	Total Preferred Stocks (Cost $8,900,372)	7,416,707	1.70%

Private Equity Limited Partnerships — 3.28%

Biotechnology Venture — 0.45%

	Aravis Biotech II - Limited Partnership[2,3,4] (Cost $2,412,020)	1,959,329	0.45%

Industrial Buy-out — 2.83%

	Zurmont Madison Private Equity, Limited Partnership[2,3,4] (Cost $12,812,075)	12,339,713	2.83%

	Total Private Equity Limited Partnerships (Cost $15,224,095)	14,299,042	3.28%

	Total Investments* (Cost $317,175,892)	429,869,766	98.58%

	Other Assets Less Other Liabilities, net	6,188,001	1.42%

	Net Assets	$436,057,767	100.00%

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2013

Name of Issuer

[1]	One of the ten largest portfolio holdings.

[2]	Non-income producing security.

[3]

Illiquid. There is not public market for these securities. Securities priced at Fair Value as determined by the Board’s Pricing Committee. Restricted Securities are not registered under the Securities Act of 1933, as amended. At the end of the period, the aggregate value of these securities amounted to $27,233,920 or 6.25% of the Fund’s net assets. Additional information on these securities is as follows:

Security	Acquisition Date	Acquisition Cost
Aravis Biotech II, LP	July 31, 2007 – December 12, 2012	$2,412,020
EyeSense AG –Preferred Shares C	July 22, 2010 – October 3, 2011	3,007,048
Ixodes AG – Preferred Shares B	April 7, 2011 – June 1, 2012	2,252,142
Kuros Biosurgery AG – Common Shares	August 10, 2009 – August 28, 2009	2,516,639
Novimmune SA – Common Shares	October 7, 2009 – December 11, 2009	1,551,109
Novimmune SA – Preferred Shares B	October 7, 2009 – December 11, 2009	2,062,307
Selfrag AG – Class A – Preferred Shares C	December 15, 2011	1,496,205
Selfrag AG – Class A –Preferred Shares D	September 21, 2012	82,670
Spineart SA – Common Shares	December 22, 2010	2,623,329
Zurmont Madison Private Equity, LP	September 13, 2007 – June 28, 2012	12,812,075

		$30,815,544

[4]

Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities. Details related to affiliated company holdings are as follows:

Name of Issuer	Value as of 12/31/12	Gross Additions	Gross Reductions	Income	Value as of 3/31/13
Aravis Biotech II, LP	$2,001,689	$—	$—	$—	$1,959,329
EyeSense AG Preferred Shares C	1,973,579	—	—	—	1,907,721
Ixodes AG Preferred Shares B	2,294,204	—	—	—	2,217,646
Zurmont Madison Private Equity, LP	12,319,963	322,722	—	—	12,339,713

*	Cost for Federal income tax purposes is $316,374,533 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$128,514,070
Gross Unrealized Depreciation	(15,018,837)

Net Unrealized Appreciation (Depreciation)	$113,495,233

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (concluded)	March 31, 2013

PORTFOLIO HOLDINGS
% of Net Assets
Common Stocks
Pharmaceuticals	24.55%
Industrial Goods & Services	13.73%
Food & Beverages	13.03%
Banks	9.21%
Biotechnology	7.23%
Energy	5.27%
Personal & Household Goods	5.26%
Chemicals	4.93%
Medical Technology	4.24%
Insurance	2.77%
Construction & Materials	1.68%
Technology	0.96%
Financial Services	0.37%
Retailers	0.37%
Preferred Stocks
Biotechnology	1.02%
Medical Technology	0.44%
Industrial Goods & Services	0.24%
Private Equity Limited Partnerships	3.28%
Other Assets and Liabilities	1.42%

100.00%

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Note 1—Organization and Significant Accounting Policies

A. ORGANIZATION

The Swiss Helvetia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company. The Fund is organized as a corporation under the laws of the State of Delaware.

The investment objective of the Fund is to seek long-term growth of capital through investment in equity and equity-linked securities of Swiss companies. The Fund may also acquire and hold equity and equity-linked securities of non-Swiss companies in limited instances.

B. SECURITIES VALUATION

The Fund values its investments at fair value in accordance with accounting principles generally accepted in the United States (“GAAP”).

It is the responsibility of the Fund’s Board of Directors (the “Board”) to establish procedures to provide for the valuation of the Fund’s portfolio holdings. When valuing securities for which market quotations are not readily available, or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith in accordance with these procedures (a “Fair Value”). The Fund may use these procedures to establish the Fair Value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments.

After consideration of various factors, the Fund may value the securities at their last reported price or at some other value.

When valuing listed equity securities, the Fund uses the last sale price on the securities exchange or national securities market on which such securities primarily are traded (the “Primary Market”) prior to the calculation of the Fund’s net asset value (“NAV”). When valuing equity securities that are not listed (except privately-held companies and private equity limited partnerships) or that are listed but have not traded on a day on which the Fund calculates its NAV, the Fund uses the mean between the bid and asked prices for that day. If there are no asked quotations for such a security, the value of such security will be the most recent bid quotation on the Primary Market on that day. On any day when a security’s Primary Market is closed because of a local holiday or other scheduled closure, but the New York Stock Exchange is open, the Fund may use the prior day’s closing prices in valuing such security regardless of the length of the scheduled closing.

When valuing fixed-income securities, the Fund uses the last bid price prior to the calculation of the Fund’s NAV. If there is no current bid price for a fixed-income security, the value of such security will be the mean between the last quoted bid and asked prices on that day. Overnight and certain other short-term fixed-income securities with maturities of less than sixty days will be valued by the amortized cost method, unless it is determined that the amortized cost method would not represent the fair value of such security.

Swiss exchange-listed options, including Eurex-listed options, are valued at their most recent sale price (latest bid for long options and the latest ask for short options) on the Primary Market, or if there are no such sales, at the average of the most recent bid and asked quotations on such Primary Market, or if such quotations are not available, at the last bid quotation (in the case of purchased options) or the last asked quotation (in the case of written options). If, however, there are no such quotations, such options will be valued using the implied volatilities observed for similar options or from aggregated data as an input to a model. Options traded in the over-the-counter market are valued at the price communicated by the counterparty to the option, which typically is the price at which the counterparty would close out the transaction. Option contracts that are neither exchange-listed nor traded in the over-the-counter market are valued using implied volatilities as input into widely accepted models (e.g., Black-Scholes). The implied volatilities are obtained through several means and are cross-checked. For valuations where divergent information is received, the Fund uses the most conservative volatility (the lowest volatility in the case of long positions and the highest volatility in the case of short positions).

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (continued)

The Fund is permitted to invest in investments that do not have readily available market quotations. For such investments, the Act requires the Board to determine their Fair Value. The aggregate value of these investments amounted to $27,233,920, or 6.25% of the Fund’s net assets at March 31, 2013, and are listed in Note 3 to the Schedule of Investments.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level	1—unadjusted quoted prices in active markets for identical assets and liabilities

Level	2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
Common Stock*	$402,635,846	$—	$5,518,171	$408,154,017
Preferred Stock*	—	—	7,416,707	7,416,707
Private Equity Limited Partnerships	—	—	14,299,042	14,299,042

Total Investments in Securities	$402,635,846	$—	$27,233,920	$429,869,766

*	Please see the Schedule of Investments for industry classifications.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies and private equity limited partnerships that invest in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. At March 31, 2013, privately-held companies, except Eyesense AG, Kuros Biosurgery AG and SelFrag AG, were valued based on a market approach using the most recent observable round of financing, which may also have been acquisition cost. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

The Fund values its Level 3 investments in the two private equity limited partnerships in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnerships and their portfolio holdings provided by the partnerships’ general partners or managers, other available information about the partnerships’ portfolio holdings, values

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (continued)

obtained on redemption from other limited partners, discussions with the partnerships’ general partners or managers and/or other limited partners and comparisons of previously-obtained estimates to the partnerships’ audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately-held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately-held company or private equity limited partnership. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis. The table below summarizes the techniques and unobservable inputs for the valuation of Level 3 investments.

Quantitative Information about certain Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable inputs	Range[1]
Privately-held companies
Medical Technology[2]	$2,617,368	Discounted cash flow	Weighted average cost of capital	12%-18%
			Expected compound annual growth rate of revenue (10 years)	39%-46%
Privately-held companies
Medical Technology	$2,639,812	Market approach	Recent round of financing	N/A
Privately-held companies
Biotechnology	$4,432,649	Market approach	Recent round of financing	N/A
Privately-held companies
Biotechnology[3]	$2,217,646	Discounted cash flow	Weighted average cost of capital	16.50%
			Success rate on research and development	50%
Privately-held companies
Industrial goods &services[4]	$1,027,403	Discounted cash flow	Weighted average cost of capital	12%-25%
			Success rate on research and development	20%-70%*
			Expected compound annual growth rate of revenue (10 years)	38%
Privately-held companies
Biotechnology venture	$1,959,329	NAV as practical expedient	N/A	N/A
Privately-held companies
Industrial buy-out	$12,339,713	NAV as practical expedient	N/A	N/A

[1]

Significant changes in any of these ranges would result in a significantly higher or lower fair value measurement. Generally, a change in the success rate on research and development or the expected long-term 10-year revenue growth rate is accompanied by a directionally similar change in fair value. Conversely, a change in the weighted average cost of capital is accompanied by a directionally opposite change in fair value.

[2]	Eyesense AG—Preferred Shares, Kuros Biosurgery AG—Common Shares were valued based on this technique.

[3]	Ixodes Preferred shares were valued based on this technique

[4]	SelFrag AG—Preferred Shares were valued based on this technique.

*	The inputs range corresponds to different stages of the company’s development. The weighted average succes rate is 41%.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (continued)

The Fund’s policy is to disclose transfers between Levels based on their market prices at the reporting period end. There were no transfers between Levels for the three-month period ended March 31, 2013.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Private Equity	Total
Balance as of December 31, 2012	$5,708,671	$7,672,749	$14,321,652	$27,703,072
Change in Unrealized Appreciation/Depreciation	(190,500)	(256,042)	(353,332)	(799,874)
Net Realized Gain (Loss)	—	—	—	—
Gross Purchases	—	—	330,722	330,722
Gross Sales	—	—	—	—

Balance as of March 31, 2013	$5,518,171	$7,416,707	$14,299,042	$27,233,920

C. FOREIGN CURRENCY TRANSLATION

The Fund maintains its accounting records in U.S. dollars. The Fund’s assets are invested primarily in Swiss equities. In addition, the Fund makes its temporary investments in Swiss franc-denominated bank deposits, short-term debt securities and money market instruments. Substantially all income received by the Fund is in Swiss francs. The Fund’s NAV, however, is reported, and distributions from the Fund are made, in U.S. dollars, resulting in gain or loss from currency conversions in the ordinary course of business. Historically, the Fund has not entered into transactions designed to reduce currency risk and does not intend to do so in the future. The cost basis of foreign denominated assets and liabilities is determined on the date that they are first recorded within the Fund and translated to U.S. dollars. These assets and liabilities are subsequently valued each day at prevailing exchange rates. The difference between the original cost and current value denominated in U.S. dollars is recorded as unrealized foreign currency gain/loss. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

D. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. CONCENTRATION OF MARKET RISK

The Fund primarily invests in securities of Swiss issuers. Such investments may carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, unfavorable movements in the U.S. dollar relative to the Swiss franc, and the possible imposition of exchange controls and changes in governmental law and restrictions. In addition, concentrations of investments in securities of issuers located in a specific region exposes the Fund to the economic and government policies of that region and may increase risk compared to a fund whose investments are more diversified.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (concluded)

Note 2—Capital Commitments

As of March 31, 2013, the Fund maintains illiquid investments in two private equity limited partnerships and one corporation. These investments appear in the Fund’s Schedule of Investments. The Fund’s capital commitments for these issuers are shown in the table below:

Investments	Original Capital Commitment*	Unfunded Commitment*	Fair Value as of March 31, 2013
Limited Partnerships—International (a)
Aravis Biotech II, LP	$—	$—	$1,959,329
Zurmont Madison Private Equity, LP	—	—	12,339,712
Preferred Stock—International
SelFrag AG, Class A, Series D (b)	—	—	1,027,403

*	The original capital commitment represents 3,250,000, 14,000,000 and 77,101 Swiss francs for Aravis Biotech II, LP, Zurmont Madison Private Equity, LP and SelFrag AG, respectively. The unfunded commitment represents 781,300, 1,466,682 and 77,101 Swiss francs, respectively. The Swiss franc (CHF)/U.S.dollar exchange rate as of March 31, 2013 was used for conversion and equals 0.9497.

(a)	This category consists of two private equity limited partnerships that invest primarily in ventures, biotechnology and in management buyout of industrial and consumer goods companies. There is no redemption right for the interests in these two limited partnerships. Instead, the nature of the investments in this category is that distributions are received through the realization of the underlying assets of the limited partnership. If these investments were held, it is estimated that the underlying assets of each limited partnership would be realized over 3 to 5 years.

(b)	The unfunded commitment for this security represents a capital commitment in a future round of financing, which has been approved by shareholders but is contingient upon action by the board of directors of SelFrag AG, on or before December 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*:	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer
Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date: May 28, 2013

By (Signature and Title)*:	/s/ Philippe R. Comby
Philippe R. Comby, Chief Financial Officer

Date: May 28, 2013